Schedule of Maturities of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023 (October — December)	$ 2,250
2023	750	$ 5,265
2025	1,750
2026 and thereafter
Plus: accrued interest	583	146
Less: discounts	(34)	(138)	$ (22)
Total debt	5,299	5,425	5,002
Plus: fair value measurement adjustments		152	599
Total debt	$ 3,345	$ 5,425	$ 5,002